RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Statement [Line Items]
Salaries And Benefits	$ 237	$ 243	$ 975	$ 742
Office And Miscellaneous	261	92	855	333
Oniva International Services Corp. [Member]
Statement [Line Items]
Salaries And Benefits	218	172	670	550
Office And Miscellaneous	119	91	325	273
Total Cost	$ 337	$ 263	$ 995	$ 823